Subsidiary Guarantor Information - Supplemental Statement of Financial Position (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Current assets
Cash and cash equivalents	$ 2,004,631	$ 39,989,781	$ 3,038,876	$ 60,621,631	$ 81,912,409	$ 97,851,754
Trade and other accounts receivable, derivative financial instruments and other current assets		237,264,297		199,741,214
Inventories	2,637,047	52,605,661		82,672,196
Total current assets	16,535,400	329,859,739		343,035,041
Investments in joint ventures and associates	602,301	12,015,129		14,874,579
Wells, pipelines, properties, plant and equipment-net	63,970,561	1,276,129,521		1,277,548,562
Long-term notes receivables		886,827		122,565,306
Right of use	2,967,374	59,195,257		70,818,314	72,760,580
Deferred taxes	5,440,415	108,529,199		136,166,747
Intangible assets	1,141,718	22,775,784		14,584,524
Mexican Government Bonds	5,589,986	111,512,962
Other assets	380,151	7,583,510		4,654,007
Total assets	96,672,361	1,928,487,928		1,984,247,080
Current liabilities
Current portion of long-term debt	19,605,151	391,097,267		244,924,185
Other current liabilities		381,312,804		307,279,443
Total current liabilities	38,719,820	772,410,071		552,203,628
Long-term debt	93,621,642	1,867,630,050		1,738,249,903
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,693,174,837		1,625,202,851
Total liabilities	217,217,913	4,333,214,958		3,915,656,382
Equity (deficit), net	(120,545,552)	(2,404,727,030)		(1,931,409,302)	(1,459,405,432)	(1,502,377,342)
Total liabilities and equity	$ 96,672,361	1,928,487,928		1,984,247,080
Petroleos Mexicanos [member]
Current assets
Cash and cash equivalents		9,394,220		28,234,857	25,187,488	46,959,103
Trade and other accounts receivable, derivative financial instruments and other current assets		46,962,377		21,286,590
Accounts receivable—inter-company		800,429,251		592,503,940
Inventories		889,543		459,131
Total current assets		857,675,391		642,484,518
Long-term receivables—intercompany		1,824,398,719		1,692,840,909
Investments in joint ventures and associates		(1,358,455,811)		(980,054,315)
Wells, pipelines, properties, plant and equipment-net		8,548,022		9,706,301
Long-term notes receivables		1,999		121,626,851
Right of use		759,133		1,385,617
Deferred taxes		59,277,027		81,127,820
Intangible assets		25,650		130,535
Mexican Government Bonds		111,512,962
Total assets		1,503,743,092		1,569,248,236
Current liabilities
Current portion of long-term debt		334,770,935		209,291,307
Accounts payable-inter-company		1,360,720,755		1,275,967,793
Other current liabilities		18,629,284		23,694,401
Total current liabilities		1,714,120,974		1,508,953,501
Long-term debt		1,825,964,253		1,694,319,842
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		368,754,587		363,041,463
Total liabilities		3,908,839,814		3,566,314,806
Equity (deficit), net		(2,405,096,722)		(1,997,066,570)
Total liabilities and equity		1,503,743,092		1,569,248,236
Subsidiary guarantors [member]
Current assets
Cash and cash equivalents		4,970,074		4,826,057	16,471,298	18,815,345
Trade and other accounts receivable, derivative financial instruments and other current assets		139,800,991		121,770,414
Accounts receivable—inter-company		1,061,537,492		1,134,820,799
Inventories		41,946,007		51,833,240
Total current assets		1,248,254,564		1,313,250,510
Investments in joint ventures and associates		45,295,025		10,757,092
Wells, pipelines, properties, plant and equipment-net		1,209,708,979		1,234,911,644
Long-term notes receivables		884,828		938,455
Right of use		56,949,499		67,564,544
Deferred taxes		45,431,025		50,735,224
Intangible assets		21,639,537		13,018,022
Other assets		780,426		564,971
Total assets		2,628,943,883		2,691,740,462
Current liabilities
Current portion of long-term debt		6,642,039		2,942,757
Accounts payable-inter-company		552,292,445		471,706,488
Other current liabilities		325,647,266		230,345,159
Total current liabilities		884,581,750		704,994,404
Long-term debt		27,513,661		28,300,551
Long-term payables-inter-company		1,825,630,931		1,694,801,416
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,315,022,188		1,247,581,410
Total liabilities		4,052,748,530		3,675,677,781
Equity (deficit), net		(1,423,804,647)		(983,937,319)
Total liabilities and equity		2,628,943,883		2,691,740,462
Non-guarantor subsidiaries [member]
Current assets
Cash and cash equivalents		25,625,487		27,560,717	$ 40,253,623	$ 32,077,306
Trade and other accounts receivable, derivative financial instruments and other current assets		50,500,929		56,684,210
Accounts receivable—inter-company		131,931,674		129,911,984
Inventories		9,770,111		30,379,825
Total current assets		217,828,201		244,536,736
Long-term receivables—intercompany		988,069		1,615,441
Investments in joint ventures and associates		75,662,389		73,151,606
Wells, pipelines, properties, plant and equipment-net		57,872,520		32,930,617
Right of use		1,486,625		1,868,153
Deferred taxes		3,821,147		4,303,703
Intangible assets		1,110,597		1,435,967
Other assets		6,803,084		4,089,036
Total assets		365,572,632		363,931,259
Current liabilities
Current portion of long-term debt		49,684,293		32,690,121
Accounts payable-inter-company		78,413,852		106,934,283
Other current liabilities		37,036,254		53,239,883
Total current liabilities		165,134,399		192,864,287
Long-term debt		14,152,136		15,629,510
Long-term payables-inter-company		2,227,221		2,283,093
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		9,398,062		14,579,978
Total liabilities		190,911,818		225,356,868
Equity (deficit), net		174,660,814		138,574,391
Total liabilities and equity		365,572,632		363,931,259
Eliminations [member]
Current assets
Accounts receivable—inter-company		(1,993,898,417)		(1,857,236,723)
Total current assets		(1,993,898,417)		(1,857,236,723)
Long-term receivables—intercompany		(1,825,386,788)		(1,694,456,350)
Investments in joint ventures and associates		1,249,513,526		911,020,196
Total assets		(2,569,771,679)		(2,640,672,877)
Current liabilities
Accounts payable-inter-company		(1,991,427,052)		(1,854,608,564)
Total current liabilities		(1,991,427,052)		(1,854,608,564)
Long-term payables-inter-company		(1,827,858,152)		(1,697,084,509)
Total liabilities		(3,819,285,204)		(3,551,693,073)
Equity (deficit), net		1,249,513,525		911,020,196
Total liabilities and equity		$ (2,569,771,679)		$ (2,640,672,877)